OPERATING EXPENSES - Depreciation & Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING EXPENSES
Depreciation of PP&E	$ (27,643)	$ (9,698)	$ (7,719)
Amortization of intangible assets	(5,378)	(106)	(164)
Impairment of PP&E	(467)
Impairment of Intangible assets	(1,623)
Depreciation, amortization and impairment of PP&E and Intangible assets	$ (35,111)	$ (9,804)	$ (7,883)